Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease Commitments
Schedule of Operating Lease Liabilities

Maturity of operating lease liabilities for the following fiscal years:
2023	$90,450
2024	63,851
Total undiscounted operating lease payments	154,301
Less: imputed interest	12,168
Present value of operating lease liabilities	$142,133